Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance

Pay Versus Performance
Year (1)	Summary Compensation Table Total for PEO (2)	Compensation Actually Paid to PEO (3)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers (2)	Average Compensation Actually Paid to Non- PEO Named Executive Officers (4)	Value of Initial Fixed $100 Investment Based On: (5)		Net Income ($M)	Adjusted Revenue ($M) (7)
					Total Shareholder Return	Peer Group Total Shareholder Return (6)

2025	$9,070,695	$(9,275,591)	$1,336,937	$147,087	$ 97	$ 158	$374.2	$2,416.0

2024	8,635,625	14,463,577	3,650,119	3,009,973	149	162	369.9	2,278.6

2023	7,277,421	14,017,163	1,196,438	2,109,757	126	132	141.1	2,032.3

2022	6,308,977	(3,290,220)	1,627,767	94,284	94	99	70.5	1,883.1

2021	5,597,592	16,983,708	1,198,656	2,564,009	148	123	193.3	1,684.5
(1) Kunal Kapoor served as the Company’s principal executive officer (PEO) and each of Jason Dubinsky, Bevin De sm
ond, Danny Dunn, and Joe Mansueto were the Company’s other NEOs for 2021, 2022 and 2023. Kunal served as the Company’s PEO and each of Jason Dubinsky, Danny Dunn, and Joe Mansueto were the Company’s other NEOs for 2024. Kunal served as the Company’s PEO and each of Michael Holt, Danny Dunn, and Joe Mansueto were the Company’s other NEOs for 2025.
(2) Amounts reported in this column represent (i) the total compensation reported in the Summary Compensation Table for the applicable year in the case of K unal
and (ii) the average of the total compensation reported in the Summary Compensation Table for the applicable year for the Company’s NEOs for the applicable year other than the PEO for such years.
(3) Amounts reported in this column represent the compensation actually paid to Kunal as the PEO in the indicated fiscal years, based on his total compensation reported in the Summary Compensation Table for the indicated fiscal years and adjusted as shown in the table below:

	Principal Executive Officer
	2025	2024	2023	2022	2021

Summary Compensation Table — Total Compensation (a)	$9,070,695	$8,635,625	$7,277,421	$6,308,977	$5,597,592

- Grant Date Fair Value of Stock Awards Granted in Fiscal Year (b)	6,447,250	6,197,274	5,199,571	4,499,252	3,594,637

+ Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year (c)	4,395,948	6,413,419	8,503,605	4,075,140	5,103,683

+ Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years (d)	(11,432,986)	4,882,210	4,435,258	(6,814,902)	8,792,335

+ Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year (e)	0	0	0	0	0

+ Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year (f)	(4,861,999)	729,596	(999,550)	(2,360,183)	1,084,735

- Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year (g)	0	0	0	0	0

= Compensation Actually Paid (CAP)	(9,275,591)	14,463,577	14,017,163	(3,290,220)	16,983,708
(a) Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year.

(b) Represents the aggregate grant date fair value of the stock awards granted to Kunal during the indicated fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles (GAAP). Amounts reported in this row include the portion of the annual incentive that are delivered in RSUs of $195,507 for 2025, $379,220 for 2024, and $595,200 for 2021, and which were reflected in the non-equity
incentive compensation column of the Summary Compensation Table in the applicable year.
(c) Represents the aggregate fair value as of the indicated fiscal year-end
of Kunal’s outstanding and unvested stock awards granted during such fiscal year, calculated using the same methodology as used in the Company’s financial statements under GAAP.
(d) Represents the aggregate change in fair value during the indicated fiscal year of the outstanding and unvested stock awards held by Kunal as of the last day of the indicated fiscal year, calculated using the same methodology as used in the Company’s financial statements under GAAP and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.
(e) Represents the aggregate fair value at vesting of the stock awards that were granted to Kunal and vested during the indicated fiscal year, calculated using the same methodology as used in the Company’s financial statements under GAAP.
(f) Represents the aggregate change in fair value, measured from the prior fiscal year-end
to the vesting date, of each stock award held by Kunal that was granted in a prior fiscal year and which vested during the indicated fiscal year, calculated using the same methodology as used in the Company’s financial statements under GAAP.
(g) Represents the aggregate fair value as of the last day of the prior fiscal year of Kunal’s stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, calculated using the same methodology as used in the Company’s financial statements under GAAP.
(4) Amounts reported in this column represent the compensation actually paid to the Company’s NEOs other than Kunal in the indicated fiscal year, based on the average total compensation for such NEOs reported in the Summary Compensation Table for the indicated fiscal year and adjusted as shown in the table below:

	Other Named Executive Officers Average (a)
	2025	2024	2023	2022	2021

Summary Compensation Table — Total Compensation (b)	$1,336,937	$3,650,119	$1,196,438	$1,627,767	$1,198,656

- Grant Date Fair Value of Stock Awards Granted in Fiscal Year (c)	554,924	2,692,519	699,784	1,001,271	491,571

+ Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year (d)	260,954	1,034,593	1,162,324	571,157	790,207

+ Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years (e)	(448,992)	728,039	571,673	(780,841)	930,966

+ Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year (f)	0	155,695	0	0	0

+ Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied During Fiscal Year (g)	(446,888)	134,046	(120,894)	(322,528)	135,751

- Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year (h)	0	0	0	0	0

= Compensation Actually Paid ( CAP )	147,087	3,009,973	2,109,757	94,284	2,564,009
(a) Please see footnote 1 for the NEOs included in the average for each indicated fiscal year.
(b) Represents the average Total Compensation as reported in the Summary Compensation Table for the reported NEOs in the indicated fiscal year.
(c) Represents the average aggregate grant date fair value of the stock awards granted to the reported NEOs during the indicated fiscal year, calculated using the same methodology as used in the Company’s financial statements under GAAP. Amounts reported in this row include the portion of the annual incentive that are delivered in RSUs of $31,331 for 2025, $12,945 for 2022, and $16,740 for 2021, and which were reflected in the non-equity
incentive compensation column of the Summary Compensation Table.
(d) Represents the average aggregate fair value as of the indicated fiscal year-end
of the reported NEOs’ outstanding and unvested stock awards granted during such fiscal year, calculated using the same methodology as used in the Company’s financial statements under GAAP.
(e) Represents the average aggregate change in fair value during the indicated fiscal year of the outstanding and unvested stock awards held by the reported NEOs as of the last day of the indicated fiscal year, calculated using the same methodology as used in the Company’s financial statements under GAAP and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.
(f) Represents the average aggregate fair value at vesting of the stock awards that were granted to Mr. Dubinsky and vested during the indicated fiscal year in connection with his separation, calculated using the same methodology as used in the Company’s financial statements under GAAP.

(g) Represents the average aggregate change in fair value, measured from the prior fiscal year-end
to the vesting date, of each stock award held by the reported NEOs that was granted in a prior fiscal year and which vested during the indicated fiscal year, calculated using the same methodology as used in the Company’s financial statements under GAAP.
(h) Represents the average aggregate fair value as of the last day of the prior fiscal year of the reported NEOs’ stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, calculated using the same methodology as used in the Company’s financial statements under GAAP.
(5) Pursuant to rules of the SEC, the comparison assumes $100 was invested on December 31, 2020 in our common stock. Historic stock price performance is not necessarily indicative of future stock price performance.
(6) The peer group TSR is based on the market capitalization weighted TSR performance of the 2025 compensation peer group, which has changed from the 2024 compensation peer group, as disclosed in the Compensation Discussion and Analysis. The table below compares the cumulative TSR of our 2025 and 2024 compensation peer groups. The 2025 peer group is comprised of AssetMark Financial Holdings, Inc., Broadridge Financial Solutions, Inc., Cboe Global Markets, Inc., Envestnet, Inc., FactSet Research Systems Inc., Fair Isaac Corporation, Federated Hermes, Inc., LPL Financial Holdings Inc., MarketAxess Holdings Inc., Moody’s Corporation, MSCI Inc., SEI Investments Company, SS&C Technologies Holdings, Inc., Tradeweb Markets Inc., and Verisk Analytics, Inc. The 2024 peer group was comprised of AssetMark Financial Holdings, Inc., Broadridge Financial Solutions, Inc., Cboe Global Markets, Inc., Envestnet, Inc., FactSet Research Systems Inc., Fair Isaac Corporation, Federated Hermes, Inc., Focus Financial Partners Inc., MarketAxess Holdings Inc., Moody’s Corporation, MSCI Inc., SEI Investments Company, SS&C Technologies Holdings, Inc., and Verisk Analytics, Inc.

Year	2025 Peer Group Total Shareholder Return	2024 Peer Group Total Shareholder Return

2025	$ 158	$ 150

2024	162	153

2023	132	128

2022	99	95

2021	123	120
(7) The Company determined that Adjusted Revenue is the most important financial performance measure used to link CAP to Company performance given it impacts 50% of the final funding factor under the annual incentive program and also contributes to our performance with respect to Adjusted Operating Income, which represents the remaining final funding factor under the annual incentive program and the performance measure used for the 2025 stretch PSUs. In addition, the NEOs hold outstanding PSUs with vesting tied to our Adjusted Revenue performance. As disclosed in the Compensation Discussion and Analysis, Adjusted Revenue is a non-GAAP financial measure and is adjusted to exclude the impact of certain items, such as foreign currency fluctuations.

Company Selected Measure Name	Adjusted Revenue
Named Executive Officers, Footnote
(1) Kunal Kapoor served as the Company’s principal executive officer (PEO) and each of Jason Dubinsky, Bevin De sm
ond, Danny Dunn, and Joe Mansueto were the Company’s other NEOs for 2021, 2022 and 2023. Kunal served as the Company’s PEO and each of Jason Dubinsky, Danny Dunn, and Joe Mansueto were the Company’s other NEOs for 2024. Kunal served as the Company’s PEO and each of Michael Holt, Danny Dunn, and Joe Mansueto were the Company’s other NEOs for 2025.

Peer Group Issuers, Footnote
(6) The peer group TSR is based on the market capitalization weighted TSR performance of the 2025 compensation peer group, which has changed from the 2024 compensation peer group, as disclosed in the Compensation Discussion and Analysis. The table below compares the cumulative TSR of our 2025 and 2024 compensation peer groups. The 2025 peer group is comprised of AssetMark Financial Holdings, Inc., Broadridge Financial Solutions, Inc., Cboe Global Markets, Inc., Envestnet, Inc., FactSet Research Systems Inc., Fair Isaac Corporation, Federated Hermes, Inc., LPL Financial Holdings Inc., MarketAxess Holdings Inc., Moody’s Corporation, MSCI Inc., SEI Investments Company, SS&C Technologies Holdings, Inc., Tradeweb Markets Inc., and Verisk Analytics, Inc. The 2024 peer group was comprised of AssetMark Financial Holdings, Inc., Broadridge Financial Solutions, Inc., Cboe Global Markets, Inc., Envestnet, Inc., FactSet Research Systems Inc., Fair Isaac Corporation, Federated Hermes, Inc., Focus Financial Partners Inc., MarketAxess Holdings Inc., Moody’s Corporation, MSCI Inc., SEI Investments Company, SS&C Technologies Holdings, Inc., and Verisk Analytics, Inc.

Year	2025 Peer Group Total Shareholder Return	2024 Peer Group Total Shareholder Return

2025	$ 158	$ 150

2024	162	153

2023	132	128

2022	99	95

2021	123	120

PEO Total Compensation Amount	$ 9,070,695	$ 8,635,625	$ 7,277,421	$ 6,308,977	$ 5,597,592
PEO Actually Paid Compensation Amount	$ (9,275,591)	14,463,577	14,017,163	(3,290,220)	16,983,708
Adjustment To PEO Compensation, Footnote
(3) Amounts reported in this column represent the compensation actually paid to Kunal as the PEO in the indicated fiscal years, based on his total compensation reported in the Summary Compensation Table for the indicated fiscal years and adjusted as shown in the table below:

	Principal Executive Officer
	2025	2024	2023	2022	2021

Summary Compensation Table — Total Compensation (a)	$9,070,695	$8,635,625	$7,277,421	$6,308,977	$5,597,592

- Grant Date Fair Value of Stock Awards Granted in Fiscal Year (b)	6,447,250	6,197,274	5,199,571	4,499,252	3,594,637

+ Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year (c)	4,395,948	6,413,419	8,503,605	4,075,140	5,103,683

+ Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years (d)	(11,432,986)	4,882,210	4,435,258	(6,814,902)	8,792,335

+ Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year (e)	0	0	0	0	0

+ Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year (f)	(4,861,999)	729,596	(999,550)	(2,360,183)	1,084,735

- Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year (g)	0	0	0	0	0

= Compensation Actually Paid (CAP)	(9,275,591)	14,463,577	14,017,163	(3,290,220)	16,983,708
(a) Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year.

(b) Represents the aggregate grant date fair value of the stock awards granted to Kunal during the indicated fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles (GAAP). Amounts reported in this row include the portion of the annual incentive that are delivered in RSUs of $195,507 for 2025, $379,220 for 2024, and $595,200 for 2021, and which were reflected in the non-equity
incentive compensation column of the Summary Compensation Table in the applicable year.
(c) Represents the aggregate fair value as of the indicated fiscal year-end
of Kunal’s outstanding and unvested stock awards granted during such fiscal year, calculated using the same methodology as used in the Company’s financial statements under GAAP.
(d) Represents the aggregate change in fair value during the indicated fiscal year of the outstanding and unvested stock awards held by Kunal as of the last day of the indicated fiscal year, calculated using the same methodology as used in the Company’s financial statements under GAAP and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.
(e) Represents the aggregate fair value at vesting of the stock awards that were granted to Kunal and vested during the indicated fiscal year, calculated using the same methodology as used in the Company’s financial statements under GAAP.
(f) Represents the aggregate change in fair value, measured from the prior fiscal year-end
to the vesting date, of each stock award held by Kunal that was granted in a prior fiscal year and which vested during the indicated fiscal year, calculated using the same methodology as used in the Company’s financial statements under GAAP.
(g) Represents the aggregate fair value as of the last day of the prior fiscal year of Kunal’s stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, calculated using the same methodology as used in the Company’s financial statements under GAAP.

Non-PEO NEO Average Total Compensation Amount	$ 1,336,937	3,650,119	1,196,438	1,627,767	1,198,656
Non-PEO NEO Average Compensation Actually Paid Amount	$ 147,087	3,009,973	2,109,757	94,284	2,564,009
Adjustment to Non-PEO NEO Compensation Footnote
(4) Amounts reported in this column represent the compensation actually paid to the Company’s NEOs other than Kunal in the indicated fiscal year, based on the average total compensation for such NEOs reported in the Summary Compensation Table for the indicated fiscal year and adjusted as shown in the table below:

	Other Named Executive Officers Average (a)
	2025	2024	2023	2022	2021

Summary Compensation Table — Total Compensation (b)	$1,336,937	$3,650,119	$1,196,438	$1,627,767	$1,198,656

- Grant Date Fair Value of Stock Awards Granted in Fiscal Year (c)	554,924	2,692,519	699,784	1,001,271	491,571

+ Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year (d)	260,954	1,034,593	1,162,324	571,157	790,207

+ Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years (e)	(448,992)	728,039	571,673	(780,841)	930,966

+ Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year (f)	0	155,695	0	0	0

+ Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied During Fiscal Year (g)	(446,888)	134,046	(120,894)	(322,528)	135,751

- Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year (h)	0	0	0	0	0

= Compensation Actually Paid ( CAP )	147,087	3,009,973	2,109,757	94,284	2,564,009
(a) Please see footnote 1 for the NEOs included in the average for each indicated fiscal year.
(b) Represents the average Total Compensation as reported in the Summary Compensation Table for the reported NEOs in the indicated fiscal year.
(c) Represents the average aggregate grant date fair value of the stock awards granted to the reported NEOs during the indicated fiscal year, calculated using the same methodology as used in the Company’s financial statements under GAAP. Amounts reported in this row include the portion of the annual incentive that are delivered in RSUs of $31,331 for 2025, $12,945 for 2022, and $16,740 for 2021, and which were reflected in the non-equity
incentive compensation column of the Summary Compensation Table.
(d) Represents the average aggregate fair value as of the indicated fiscal year-end
of the reported NEOs’ outstanding and unvested stock awards granted during such fiscal year, calculated using the same methodology as used in the Company’s financial statements under GAAP.
(e) Represents the average aggregate change in fair value during the indicated fiscal year of the outstanding and unvested stock awards held by the reported NEOs as of the last day of the indicated fiscal year, calculated using the same methodology as used in the Company’s financial statements under GAAP and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.
(f) Represents the average aggregate fair value at vesting of the stock awards that were granted to Mr. Dubinsky and vested during the indicated fiscal year in connection with his separation, calculated using the same methodology as used in the Company’s financial statements under GAAP.

(g) Represents the average aggregate change in fair value, measured from the prior fiscal year-end
to the vesting date, of each stock award held by the reported NEOs that was granted in a prior fiscal year and which vested during the indicated fiscal year, calculated using the same methodology as used in the Company’s financial statements under GAAP.
(h) Represents the average aggregate fair value as of the last day of the prior fiscal year of the reported NEOs’ stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, calculated using the same methodology as used in the Company’s financial statements under GAAP.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
}	Adjusted Revenue
}	AOI
}	TSR

Total Shareholder Return Amount	$ 97	149	126	94	148
Peer Group Total Shareholder Return Amount	158	162	132	99	123
Net Income (Loss)	$ 374,200,000	$ 369,900,000	$ 141,100,000	$ 70,500,000	$ 193,300,000
Company Selected Measure Amount	2,416,000,000	2,278,600,000	2,032,300,000	1,883,100,000	1,684,500,000
PEO Name	Kunal Kapoor
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Revenue
Non-GAAP Measure Description	The Company determined that Adjusted Revenue is the most important financial performance measure used to link CAP to Company performance given it impacts 50% of the final funding factor under the annual incentive program and also contributes to our performance with respect to Adjusted Operating Income, which represents the remaining final funding factor under the annual incentive program and the performance measure used for the 2025 stretch PSUs. In addition, the NEOs hold outstanding PSUs with vesting tied to our Adjusted Revenue performance. As disclosed in the Compensation Discussion and Analysis, Adjusted Revenue is a non-GAAP financial measure and is adjusted to exclude the impact of certain items, such as foreign currency fluctuations.
Measure:: 2
Pay vs Performance Disclosure
Name	AOI
Measure:: 3
Pay vs Performance Disclosure
Name	TSR
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (6,447,250)	$ (6,197,274)	$ (5,199,571)	$ (4,499,252)	$ (3,594,637)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,395,948	6,413,419	8,503,605	4,075,140	5,103,683
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(11,432,986)	4,882,210	4,435,258	(6,814,902)	8,792,335
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,861,999)	729,596	(999,550)	(2,360,183)	1,084,735
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(554,924)	(2,692,519)	(699,784)	(1,001,271)	(491,571)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	260,954	1,034,593	1,162,324	571,157	790,207
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(448,992)	728,039	571,673	(780,841)	930,966
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	155,695	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(446,888)	134,046	(120,894)	(322,528)	135,751
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0